Average Annual Total Returns (Vanguard Long-Term Tax-Exempt Fund Retail)	Vanguard Long-Term Tax-Exempt Fund Vanguard Long-Term Tax-Exempt Fund - Investor Shares 11/1/2013 - 10/31/2014	Vanguard Long-Term Tax-Exempt Fund Vanguard Long-Term Tax-Exempt Fund - Admiral Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Long-Term Tax-Exempt Fund Vanguard Long-Term Tax-Exempt Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Long-Term Tax-Exempt Fund Vanguard Long-Term Tax-Exempt Fund - Investor Shares 11/1/2013 - 10/31/2014	Barclays Municipal Bond Index Vanguard Long-Term Tax-Exempt Fund Vanguard Long-Term Tax-Exempt Fund - Investor Shares 11/1/2013 - 10/31/2014	Barclays Municipal Bond Index Vanguard Long-Term Tax-Exempt Fund Vanguard Long-Term Tax-Exempt Fund - Admiral Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.07%	11.15%	10.98%	8.08%	9.05%	9.05%
Five Years	5.53%	5.61%	5.51%	5.21%	5.16%	5.16%
Ten Years	4.67%	4.75%	4.66%	4.58%	4.74%	4.74%